Accumulated Other Comprehensive Loss Attributable to Crown Holdings (Reclassification out of AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	$ 8,698	$ 8,284	$ 8,762
Cost of products sold	7,006	6,623	7,140
Income before income taxes	829	769	639
Provision for income taxes	(401)	(186)	(178)
Net income	428	583	$ 461
(Gains) / losses on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income	(21)	3
Amortization of defined benefit plan items
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income	33	48
Amount reclassified from Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from accumulated other comprehensive income	12	51
Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(21)	3
Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold	(31)	8
Income before income taxes	(31)	8
Provision for income taxes	8	(2)
Net income	(23)	6
Amount reclassified from Accumulated Other Comprehensive Income | (Gains) / losses on cash flow hedges | Foreign exchange
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net sales	8	10
Cost of products sold	(6)	(14)
Income before income taxes	2	(4)
Provision for income taxes	0	1
Net income	2	(3)
Amount reclassified from Accumulated Other Comprehensive Income | Amortization of defined benefit plan actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of defined benefit plan items	99	119
Amount reclassified from Accumulated Other Comprehensive Income | Amortization of defined benefit plan prior service credit
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of defined benefit plan items	(54)	(52)
Amount reclassified from Accumulated Other Comprehensive Income | Amortization of defined benefit plan items
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of defined benefit plan items	45	67
Provision for income taxes	(12)	(19)
Amounts reclassified from accumulated other comprehensive income	$ 33	$ 48